Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Income and Comprehensive Income (Loss) (Unaudited) [Abstract]
Net income (loss)	$ 4,625	$ 2,208	$ 34,914	$ (7,473)	$ (1,854)
Net unrealized holding (loss) gain on avaliable for sale securities:
Net unrealized holding (loss) gain arising during the period, net of tax (expense) benefit of $225, ($100) ($791), ($1,240) and ($2,102), respectively	(341)	340	1,082	(201)	3,592
Reclassification adjustment for net loss (gain) included in net income during the period, net of tax (benefit) expense of $4, ($96), $124, ($22) and $22, respectively	5	(144)	(185)	31	(33)
Total other comprehensive (loss) income	(336)	196	897	(170)	3,559
Comprehensive income (loss)	$ 4,289	$ 2,404	$ 35,811	$ (7,643)	$ 1,705